Average Annual Total Returns		12 Months Ended	42 Months Ended	60 Months Ended	76 Months Ended	110 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [5]	Dec. 31, 2025 [6]	Dec. 31, 2025
HCM Sector Plus Fund | S&P 500 TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%		14.42%			14.82%
HCM Sector Plus Fund | HCM Sector Plus Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		10.11%		11.27%			14.04%
HCM Sector Plus Fund | HCM Sector Plus Fund Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.97%		9.46%			12.18%
HCM Sector Plus Fund | HCM Sector Plus Fund Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.09%		8.24%			10.86%
HCM Sector Plus Fund | HCM Sector Plus Fund Class A1 Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		9.90%		11.06%			13.88%
HCM Sector Plus Fund | HCM Sector Plus Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		17.10%		12.89%			14.92%
HCM Sector Plus Fund | HCM Sector Plus Fund Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		15.92%		11.75%			13.86%
HCM Tactical Plus Fund | S&P 500 TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	17.88%		14.42%			14.82%
HCM Tactical Plus Fund | HFRX Equity Hedge Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	10.06%		6.61%			4.75%
HCM Tactical Plus Fund | HCM Tactical Plus Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		10.67%		11.09%			15.89%
HCM Tactical Plus Fund | HCM Tactical Plus Fund Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.88%		10.00%			15.09%
HCM Tactical Plus Fund | HCM Tactical Plus Fund Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.71%		8.39%			13.17%
HCM Tactical Plus Fund | HCM Tactical Plus Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		17.74%		12.71%			16.73%
HCM Tactical Plus Fund | HCM Tactical Plus Fund Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		16.56%		11.58%			15.71%
HCM Multi-Asset Plus Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]	7.30%		(0.36%)	0.97%	1.78%
HCM Multi-Asset Plus Fund | HCM Multi-Asset Plus Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		9.19%		5.82%		9.26%
Performance Inception Date		Nov. 09, 2016
HCM Multi-Asset Plus Fund | HCM Multi-Asset Plus Fund Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.66%		4.99%		8.35%
HCM Multi-Asset Plus Fund | HCM Multi-Asset Plus Fund Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.51%		4.35%		7.17%
HCM Multi-Asset Plus Fund | HCM Multi-Asset Plus Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		16.33%		7.38%	12.85%
Performance Inception Date		Nov. 09, 2016
HCM Multi-Asset Plus Fund | HCM Multi-Asset Plus Fund Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		15.06%		6.28%		9.17%
Performance Inception Date		Sep. 11, 2019
HCM Dynamic Income Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]	7.30%	3.09%
HCM Dynamic Income Fund | HCM Dynamic Income Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		2.37%	1.71%
Performance Inception Date		Jun. 30, 2022
HCM Dynamic Income Fund | HCM Dynamic Income Fund Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.50%	0.87%
HCM Dynamic Income Fund | HCM Dynamic Income Fund Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.42%	0.95%
HCM Dynamic Income Fund | HCM Dynamic Income Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		8.90%	3.65%
Performance Inception Date		Jun. 30, 2022
HCM Dynamic Income Fund | HCM Dynamic Income Fund Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		7.90%	3.06%
Performance Inception Date		Jun. 30, 2022

[1]	The S&P 500 TR Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index or benchmark.
[2]	The S&P 500 TR Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index or benchmark.
[3]	The HFRX Equity Hedge Index is an unmanaged index designed to measure daily performance representative of long-short equity hedge funds. Indices are adjusted for the reinvestment of capital gains and income dividends. Investors cannot invest directly in an index or benchmark.
[4]	The Bloomberg US Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. The index includes treasury securities, government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in the U.S. Investors cannot invest directly in an index or benchmark.
[5]	The Fund’s Class I shares commenced operations on September 11, 2019.
[6]	The Fund’s Class A and Investor Class shares commenced operations on November 9, 2016.
[7]	The Bloomberg US Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. The index includes treasury securities, government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in the U.S. Investors cannot invest directly in an index or benchmark.